Business Segment and Geographical Information - Schedule of Distribution of Income from Operations by Geographical Area (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Segment Reporting Information [Line Items]
Income from operations	$ 86,584	$ 285,434	$ 515,353	$ 800,788
Amortization of intangible assets	(58,700)	(58,000)	(176,700)	(291,000)	$ (350,300)
Goodwill impairment	(165,300)	0	(165,300)	0	$ 0
Operating Segments
Segment Reporting Information [Line Items]
Income from operations	310,572	343,460	857,344	1,091,801
Amortization of intangible assets	(58,688)	(58,026)	(176,691)	(291,013)
Ireland
Segment Reporting Information [Line Items]
Income from operations	172,766	211,855	511,921	687,137
Rest of Europe
Segment Reporting Information [Line Items]
Income from operations	51,515	55,040	94,884	148,774
U.S.
Segment Reporting Information [Line Items]
Income from operations	69,443	59,326	206,303	201,015
Rest of World
Segment Reporting Information [Line Items]
Income from operations	$ 16,848	$ 17,239	$ 44,236	$ 54,875